Initial Public Offering	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Initial Public Offering [Text Block]
Note 3. Initial Public Offering

On November 1, 2016, the Company sold 55,200,000 units at a purchase price of $10.00 per unit in the initial public offering, including the issuance of 7,200,000 units as a result of the underwriters’ exercise of their over-allotment option in full. Each unit consisted of one Class A ordinary share and one-third of one redeemable warrant (“public warrant”). Each whole public warrant entitled the holder to purchase one Class A ordinary share at an exercise price of $11.50 per share, subject to adjustment (see Note 6).

The Company incurred offering costs of approximately $31 million, inclusive of approximately $30.36 million of underwriting fees. The Company paid $11.04 million of underwriting fees upon the closing of the initial public offering and deferred $19.32 million of underwriting fees until the consummation of the initial business combination.